CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenue	$ 938	$ 764,068	$ 1,700,799	$ 3,016,161
Cost of revenue	848,585	960,228	3,460,772	2,569,388
Gross loss	(847,647)	(196,160)	(1,759,973)	446,773
Operating expense:
Selling, general and administrative expenses	1,902,379	2,411,201	9,393,448	7,934,336
Professional fees	326,285	412,377	1,342,410	2,101,511
Depreciation and amortization	292,833	541,356	2,159,149	2,008,699
Impairments of long-lived assets			0	244,861
Total operating expense	2,521,497	3,364,934	12,895,007	12,289,407
Loss from operations	(3,369,144)	(3,561,094)	(14,654,980)	(11,842,634)
Interest & other income / (expense)
Interest income	349	1,188	2,974	3,522
Interest expense	(29,709)	(1,254)	(77,965)	(990)
Stock purchase right	0	0	(43,748)	(194,321)
Cost of reset provision	0	0	(658,719)	0
Change in fair value of warrant liabilities	(25,405)	0	647,302	0
Change in fair value of contingent consideration	(41,648)	(712,065)	1,313,443	3,016
Loss on investment in unconsolidated entities	(2,994)	(4,192)	67,675	(14,371)
Loss on investment write-off	0	0	(95,350)	0
Loss on write-off of uncollectible loans	0	0	(513,427)	0
Gain on deconsolidation of Shandong Media	0	0	141,814	0
Gain on deconsolidation of AdNet	0	0	0	470,041
Other	(1,181)	(179)	(139,739)	222
Loss before income taxes and non-controlling interests	(3,469,732)	(4,277,596)	(14,010,720)	(11,575,515)
Income tax benefit	31,140	70,018	354,294	372,232
Loss from continuing operations	(3,438,592)	(4,207,578)	(13,656,426)	(11,203,283)
Net loss from discontinued operations	(236,575)	(576,951)	(2,630,979)	(1,438,782)
Net loss	(3,675,167)	(4,784,529)	(16,287,405)	(12,642,065)
Plus: Net loss attributable to noncontrolling interests	330,402	564,457	2,074,098	1,372,164
Net loss attributable to YOU On Demand			(14,213,307)	(11,269,901)
Deemed dividends on preferred stock			(924,132)	0
Net loss attributable to YOU on Demand common shareholders	$ (3,344,765)	$ (4,220,072)	$ (15,137,439)	$ (11,269,901)
Loss from continuing operations	$ (0.21)	$ (0.34)	$ (1.12)	$ (1.00)
Loss from discontinued operations	$ (0.02)	$ (0.06)	$ (0.24)	$ (0.15)
Basic loss per shares	$ (0.23)	$ (0.40)	$ (1.36)	$ (1.15)
Loss from continuing operations	$ (0.21)	$ (0.34)	$ (1.12)	$ (1.00)
Loss from discontinued operations	$ (0.02)	$ (0.06)	$ (0.24)	$ (0.15)
Diluted loss per shares	$ (0.23)	$ (0.40)	$ (1.36)	$ (1.15)
Basic	14,602,196	10,467,526	11,099,746	9,759,430
Diluted	14,602,196	10,467,526	11,099,746	9,759,430